ACQUISITIONS, LICENSING AGREEMENTS AND DIVESTITURE - Assets and Liabilities Held For Sale (Details) - A Certain International Business - Held For Sale $ in Millions	Dec. 31, 2020 USD ($)
Prepaid expenses and other current assets:
Trade receivables, net	$ 91
Inventories, net	63
Prepaid expenses and other current assets	8
Total Prepaid expenses and other current assets	162
Other non-current assets:
Property, plant and equipment, net	68
Goodwill and Intangible assets, net	245
Deferred tax assets, net	2
Total Other non-current assets	315
Accrued and other current liabilities:
Accounts payable	7
Accrued and other current liabilities	28
Total Accrued and other current liabilities	35
Other non-current liabilities:
Deferred tax liabilities, net	36
Other non-current liabilities	21
Total Other non-current liabilities	$ 57